Directional Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 97.8%
Technology - 23.9%
Microsoft Corp.	46,415	$15,806,164
Apple, Inc.	62,926	12,205,756
Broadcom, Inc.	4,262	3,696,987
Oracle Corp.	30,798	3,667,734
Accenture plc — Class A	11,333	3,497,137
NVIDIA Corp.	6,261	2,648,528
Adobe, Inc.*	4,755	2,325,148
Salesforce, Inc.*	9,436	1,993,449
Applied Materials, Inc.	9,539	1,378,767
ServiceNow, Inc.*	2,411	1,354,910
Analog Devices, Inc.	6,490	1,264,317
Electronic Arts, Inc.	4,666	605,180
Total Technology		50,444,077
Consumer, Non-cyclical - 22.8%
Procter & Gamble Co.	25,328	3,843,271
Abbott Laboratories	33,201	3,619,573
McKesson Corp.	6,911	2,953,139
Bristol-Myers Squibb Co.	44,700	2,858,565
AmerisourceBergen Corp. — Class A	14,745	2,837,380
Becton Dickinson and Co.	9,912	2,616,867
Constellation Brands, Inc. — Class A	10,579	2,603,809
Merck & Company, Inc.	22,518	2,598,352
Eli Lilly & Co.	5,416	2,539,996
Boston Scientific Corp.*	45,773	2,475,862
US Foods Holding Corp.*	45,366	1,996,104
Incyte Corp.*	31,901	1,985,837
Mondelez International, Inc. — Class A	23,818	1,737,285
Dexcom, Inc.*	13,390	1,720,749
Hershey Co.	6,122	1,528,664
IDEXX Laboratories, Inc.*	2,204	1,106,915
FleetCor Technologies, Inc.*	4,387	1,101,488
Gilead Sciences, Inc.	13,974	1,076,976
Kroger Co.	20,796	977,412
Corteva, Inc.	16,991	973,584
IQVIA Holdings, Inc.*	4,193	942,461
Encompass Health Corp.	13,451	910,767
PepsiCo, Inc.	3,549	657,346
PayPal Holdings, Inc.*	9,121	608,644
Verisk Analytics, Inc. — Class A	2,203	497,944
UnitedHealth Group, Inc.	743	357,115
Bunge Ltd.	3,649	344,283
Regeneron Pharmaceuticals, Inc.*	386	277,357
Sysco Corp.	2,152	159,678
Johnson & Johnson	500	82,760
Monster Beverage Corp.*	858	49,284
Total Consumer, Non-cyclical		48,039,467
Financial - 14.6%
Visa, Inc. — Class A	19,250	4,571,490
Mastercard, Inc. — Class A	11,035	4,340,066
Prologis, Inc. REIT	23,744	2,911,727
Chubb Ltd.	13,225	2,546,606
Cboe Global Markets, Inc.	17,926	2,473,967
Travelers Companies, Inc.	13,827	2,401,197
Marsh & McLennan Companies, Inc.	9,618	1,808,953
Arch Capital Group Ltd.*	20,876	1,562,569
Everest Re Group Ltd.	3,821	1,306,247
Rexford Industrial Realty, Inc. REIT	24,361	1,272,131
American International Group, Inc.	16,775	965,234
American Tower Corp. — Class A REIT	4,974	964,658
Globe Life, Inc.	8,184	897,130
Truist Financial Corp.	26,301	798,235
W R Berkley Corp.	11,325	674,517
Berkshire Hathaway, Inc. — Class B*	1,803	614,823
Voya Financial, Inc.	3,537	253,638
AGNC Investment Corp. REIT	14,788	149,802
Mid-America Apartment Communities, Inc. REIT	876	133,029
JPMorgan Chase & Co.	881	128,133
Total Financial		30,774,152
Communications - 13.5%
Alphabet, Inc. — Class C*	77,741	9,404,329
Amazon.com, Inc.*	26,221	3,418,169
Walt Disney Co.*	34,088	3,043,377
T-Mobile US, Inc.*	21,151	2,937,874
Meta Platforms, Inc. — Class A*	9,125	2,618,692
Arista Networks, Inc.*	10,036	1,626,434
AT&T, Inc.	91,700	1,462,615
Liberty Media Corporation-Liberty Formula One — Class C*	18,081	1,361,138
Palo Alto Networks, Inc.*	5,307	1,355,992
FactSet Research Systems, Inc.	3,225	1,292,096
Total Communications		28,520,716
Consumer, Cyclical - 10.3%
Tesla, Inc.*	23,690	6,201,331
Walmart, Inc.	23,744	3,732,082
TJX Companies, Inc.	36,415	3,087,628
Lululemon Athletica, Inc.*	6,921	2,619,598
Starbucks Corp.	17,420	1,725,625
Southwest Airlines Co.	26,014	941,967
Target Corp.	7,070	932,533
NIKE, Inc. — Class B	6,975	769,831
Costco Wholesale Corp.	1,223	658,439
Hilton Worldwide Holdings, Inc.	3,158	459,647
MGM Resorts International	6,784	297,953
United Airlines Holdings, Inc.*	4,520	248,012
General Motors Co.	594	22,905
Total Consumer, Cyclical		21,697,551
Industrial - 5.7%
Northrop Grumman Corp.	5,134	2,340,077
Illinois Tool Works, Inc.	9,285	2,322,736
Deere & Co.	3,310	1,341,179
Caterpillar, Inc.	5,362	1,319,320
Johnson Controls International plc	17,501	1,192,518
Snap-on, Inc.	3,467	999,155
Keysight Technologies, Inc.*	5,650	946,092
AMETEK, Inc.	3,955	640,235
Fortune Brands Innovations, Inc.	5,524	397,452
Agilent Technologies, Inc.	2,387	287,037
Builders FirstSource, Inc.*	1,375	187,000

Directional Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Industrial - 5.7% (continued)
Regal Rexnord Corp.	708	$108,961
Total Industrial		12,081,762
Utilities - 4.7%
NextEra Energy, Inc.	40,733	3,022,389
Evergy, Inc.	35,730	2,087,347
Vistra Corp.	72,691	1,908,139
American Electric Power Company, Inc.	19,106	1,608,725
Constellation Energy Corp.	7,903	723,520
Exelon Corp.	9,298	378,800
Sempra Energy	1,992	290,015
Total Utilities		10,018,935
Energy - 1.5%
Marathon Petroleum Corp.	9,901	1,154,457
Pioneer Natural Resources Co.	4,092	847,781
ConocoPhillips	5,540	573,999
Targa Resources Corp.	6,446	490,541
Exxon Mobil Corp.	1,186	127,198
Total Energy		3,193,976
Basic Materials - 0.8%
FMC Corp.	7,748	808,426
Mosaic Co.	19,229	673,015
Cleveland-Cliffs, Inc.*	11,010	184,528
Total Basic Materials		1,665,969
Total Common Stocks
(Cost $204,823,674)		206,436,605

EXCHANGE-TRADED FUNDS† - 1.9%
SPDR S&P 500 ETF Trust	4,564	2,023,130
Vanguard S&P 500 ETF	4,955	2,018,072
Total Exchange-Traded Funds
(Cost $3,996,386)		4,041,202

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.00%[1]	795,241	795,241
Total Money Market Fund
(Cost $795,241)		795,241
Total Investments - 100.1%
(Cost $209,615,301)		$211,273,048
Other Assets & Liabilities, net - (0.1)%		(202,416)
Total Net Assets - 100.0%		$211,070,632

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$206,436,605	$—	$—	$206,436,605
Exchange-Traded Funds	4,041,202	—	—	4,041,202
Money Market Fund	795,241	—	—	795,241
Total Assets	$211,273,048	$—	$—	$211,273,048

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.1%
Technology - 27.4%
Microsoft Corp.	3,839	$1,307,333
Apple, Inc.	5,657	1,097,288
Broadcom, Inc.	399	346,105
NVIDIA Corp.	661	279,616
Accenture plc — Class A	839	258,899
Intuit, Inc.	523	239,633
Applied Materials, Inc.	1,640	237,046
KLA Corp.	430	208,559
Oracle Corp.	1,685	200,667
Monolithic Power Systems, Inc.	362	195,563
Fidelity National Information Services, Inc.	3,410	186,527
Electronic Arts, Inc.	1,433	185,860
QUALCOMM, Inc.	895	106,541
Analog Devices, Inc.	329	64,092
Total Technology		4,913,729
Financial - 18.6%
Visa, Inc. — Class A	1,488	353,370
Mastercard, Inc. — Class A	830	326,439
American Express Co.	1,269	221,060
Prologis, Inc. REIT	1,802	220,979
Intercontinental Exchange, Inc.	1,814	205,127
Chubb Ltd.	985	189,671
Life Storage, Inc. REIT	1,358	180,560
American International Group, Inc.	3,076	176,993
Mid-America Apartment Communities, Inc. REIT	1,102	167,350
Popular, Inc.	2,656	160,741
Rexford Industrial Realty, Inc. REIT	2,980	155,616
Marsh & McLennan Companies, Inc.	758	142,565
Truist Financial Corp.	4,619	140,187
Annaly Capital Management, Inc. REIT	6,696	133,987
American Tower Corp. — Class A REIT	558	108,218
Rithm Capital Corp. REIT	10,463	97,829
Blackstone Mortgage Trust, Inc. — Class A REIT	3,715	77,309
New York Community Bancorp, Inc.	6,573	73,881
Pinnacle Financial Partners, Inc.	1,140	64,581
Welltower, Inc. REIT	558	45,137
AGNC Investment Corp. REIT	3,820	38,696
JPMorgan Chase & Co.	158	22,979
Comerica, Inc.	411	17,410
American Homes 4 Rent — Class A REIT	482	17,087
Sun Communities, Inc. REIT	67	8,741
Total Financial		3,346,513
Consumer, Non-cyclical - 16.1%
Eli Lilly & Co.	737	345,638
Procter & Gamble Co.	2,203	334,283
Merck & Company, Inc.	2,656	306,476
Abbott Laboratories	2,467	268,952
Bristol-Myers Squibb Co.	3,453	220,819
Becton Dickinson and Co.	810	213,848
Gilead Sciences, Inc.	2,498	192,521
Encompass Health Corp.	2,768	187,421
Bunge Ltd.	1,810	170,774
Kroger Co.	3,332	156,604
Constellation Brands, Inc. — Class A	600	147,678
PepsiCo, Inc.	663	122,801
UnitedHealth Group, Inc.	131	62,964
Automatic Data Processing, Inc.	255	56,047
Global Payments, Inc.	562	55,368
Johnson & Johnson	259	42,870
MarketAxess Holdings, Inc.	34	8,888
Total Consumer, Non-cyclical		2,893,952
Consumer, Cyclical - 13.3%
Home Depot, Inc.	1,010	313,747
Walmart, Inc.	1,728	271,607
TJX Companies, Inc.	2,680	227,237
NIKE, Inc. — Class B	1,969	217,319
Starbucks Corp.	2,190	216,941
Costco Wholesale Corp.	365	196,509
General Motors Co.	5,091	196,309
WW Grainger, Inc.	232	182,953
Watsco, Inc.	458	174,713
Target Corp.	1,276	168,304
Lowe's Companies, Inc.	654	147,608
Tractor Supply Co.	334	73,847
Total Consumer, Cyclical		2,387,094
Energy - 5.6%
Schlumberger N.V.	4,254	208,956
Williams Companies, Inc.	6,202	202,371
Marathon Petroleum Corp.	1,602	186,793
Halliburton Co.	5,118	168,843
Pioneer Natural Resources Co.	800	165,744
ConocoPhillips	344	35,642
Exxon Mobil Corp.	172	18,447
Hess Corp.	93	12,644
Total Energy		999,440
Industrial - 5.2%
Caterpillar, Inc.	957	235,470
Deere & Co.	574	232,579
Regal Rexnord Corp.	1,132	174,215
Agilent Technologies, Inc.	1,327	159,572
Republic Services, Inc. — Class A	456	69,845
Emerson Electric Co.	542	48,991
AMETEK, Inc.	85	13,760
Illinois Tool Works, Inc.	26	6,504
Total Industrial		940,936
Communications - 5.0%
Comcast Corp. — Class A	6,148	255,449
AT&T, Inc.	12,171	194,127
Fox Corp. — Class A	4,662	158,508
Interpublic Group of Companies, Inc.	3,870	149,305
New York Times Co. — Class A	2,966	116,801
Lumen Technologies, Inc.	10,906	24,648
Fox Corp. — Class B	228	7,271
Total Communications		906,109
Utilities - 4.9%
NextEra Energy, Inc.	3,225	239,295
Sempra Energy	1,304	189,850

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Utilities - 4.9% (continued)
Exelon Corp.	4,486	$182,760
DTE Energy Co.	1,162	127,843
National Fuel Gas Co.	1,325	68,052
American Electric Power Company, Inc.	761	64,076
Total Utilities		871,876
Basic Materials - 3.0%
Valvoline, Inc.	4,630	173,671
CF Industries Holdings, Inc.	2,157	149,739
Mosaic Co.	3,456	120,960
Air Products and Chemicals, Inc.	230	68,892
Linde plc	65	24,770
Total Basic Materials		538,032
Total Common Stocks
(Cost $17,001,147)		17,797,681

EXCHANGE-TRADED FUNDS† - 0.5%
Vanguard Dividend Appreciation ETF	267	43,369
iShares Select Dividend ETF	379	42,940
Total Exchange-Traded Funds
(Cost $85,948)		86,309
Total Investments - 99.6%
(Cost $17,087,095)		$17,883,990
Other Assets & Liabilities, net - 0.4%		68,874
Total Net Assets - 100.0%		$17,952,864

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,797,681	$—	$—	$17,797,681
Exchange-Traded Funds	86,309	—	—	86,309
Total Assets	$17,883,990	$—	$—	$17,883,990

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 98.9%
Consumer, Non-cyclical - 25.8%
Eli Lilly & Co.	402	$188,530
Procter & Gamble Co.	1,141	173,135
Merck & Company, Inc.	1,442	166,392
Abbott Laboratories	1,434	156,335
McKesson Corp.	313	133,748
Boston Scientific Corp.*	2,454	132,737
AmerisourceBergen Corp. — Class A	670	128,928
Mondelez International, Inc. — Class A	1,753	127,864
Bristol-Myers Squibb Co.	1,950	124,702
US Foods Holding Corp.*	2,750	121,000
Hershey Co.	459	114,612
Constellation Brands, Inc. — Class A	449	110,512
Becton Dickinson and Co.	400	105,604
Dexcom, Inc.*	752	96,640
Incyte Corp.*	1,435	89,329
Regeneron Pharmaceuticals, Inc.*	30	21,556
Verisk Analytics, Inc. — Class A	24	5,425
Monster Beverage Corp.*	64	3,676
PepsiCo, Inc.	13	2,408
Total Consumer, Non-cyclical		2,003,133
Technology - 21.7%
Microsoft Corp.	1,771	603,096
Apple, Inc.	2,242	434,881
Oracle Corp.	1,313	156,365
Accenture plc — Class A	483	149,044
Broadcom, Inc.	142	123,175
NVIDIA Corp.	190	80,374
Adobe, Inc.*	110	53,789
Electronic Arts, Inc.	348	45,136
Salesforce, Inc.*	179	37,815
Total Technology		1,683,675
Financial - 16.7%
Visa, Inc. — Class A	812	192,834
Mastercard, Inc. — Class A	460	180,918
Marsh & McLennan Companies, Inc.	721	135,606
Prologis, Inc. REIT	1,044	128,025
Arch Capital Group Ltd.*	1,584	118,562
Chubb Ltd.	593	114,188
Cboe Global Markets, Inc.	826	113,996
Travelers Companies, Inc.	613	106,454
Everest Re Group Ltd.	288	98,456
Rexford Industrial Realty, Inc. REIT	1,767	92,273
AGNC Investment Corp. REIT	1,153	11,680
Berkshire Hathaway, Inc. — Class B*	17	5,797
Total Financial		1,298,789
Communications - 14.9%
Alphabet, Inc. — Class C*	3,039	367,628
T-Mobile US, Inc.*	961	133,483
Walt Disney Co.*	1,434	128,027
Arista Networks, Inc.*	738	119,600
AT&T, Inc.	6,996	111,586
Amazon.com, Inc.*	821	107,026
Liberty Media Corporation-Liberty Formula One — Class C*	1,313	98,843
FactSet Research Systems, Inc.	240	96,156
Total Communications		1,162,349
Consumer, Cyclical - 9.7%
Tesla, Inc.*	966	252,870
Walmart, Inc.	1,018	160,009
TJX Companies, Inc.	1,579	133,883
Lululemon Athletica, Inc.*	337	127,555
Costco Wholesale Corp.	90	48,454
Starbucks Corp.	327	32,393
Total Consumer, Cyclical		755,164
Utilities - 6.3%
NextEra Energy, Inc.	1,898	140,832
American Electric Power Company, Inc.	1,433	120,659
Evergy, Inc.	1,759	102,761
Vistra Corp.	3,686	96,757
Sempra Energy	149	21,693
Exelon Corp.	126	5,133
Total Utilities		487,835
Industrial - 3.8%
Illinois Tool Works, Inc.	491	122,828
Northrop Grumman Corp.	227	103,467
Snap-on, Inc.	249	71,759
Total Industrial		298,054
Total Common Stocks
(Cost $7,081,884)		7,688,999

EXCHANGE-TRADED FUNDS† - 0.4%
SPDR S&P 500 ETF Trust	34	15,072
Vanguard S&P 500 ETF	36	14,662
Total Exchange-Traded Funds
(Cost $29,268)		29,734
Total Investments - 99.3%
(Cost $7,111,152)		$7,718,733
Other Assets & Liabilities, net - 0.7%		56,417
Total Net Assets - 100.0%		$7,775,150

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

        See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,688,999	$—	$—	$7,688,999
Exchange-Traded Funds	29,734	—	—	29,734
Total Assets	$7,718,733	$—	$—	$7,718,733

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 98.4%
Technology - 26.3%
Microsoft Corp.	2,456	$836,366
Apple, Inc.	3,610	700,232
Broadcom, Inc.	255	221,195
Adobe, Inc.*	372	181,904
NVIDIA Corp.	422	178,514
Oracle Corp.	1,437	171,133
Salesforce, Inc.*	788	166,473
Accenture plc — Class A	535	165,090
Applied Materials, Inc.	1,047	151,333
ServiceNow, Inc.*	263	147,798
Analog Devices, Inc.	713	138,900
Total Technology		3,058,938
Consumer, Non-cyclical - 20.4%
Abbott Laboratories	1,575	171,707
Procter & Gamble Co.	1,119	169,797
Becton Dickinson and Co.	521	137,549
Bristol-Myers Squibb Co.	2,138	136,725
McKesson Corp.	317	135,457
AmerisourceBergen Corp. — Class A	672	129,313
IDEXX Laboratories, Inc.*	245	123,046
FleetCor Technologies, Inc.*	479	120,267
Gilead Sciences, Inc.	1,560	120,229
Constellation Brands, Inc. — Class A	477	117,404
Kroger Co.	2,296	107,912
Corteva, Inc.	1,838	105,317
IQVIA Holdings, Inc.*	461	103,619
Encompass Health Corp.	1,477	100,008
Incyte Corp.*	1,442	89,765
Boston Scientific Corp.*	1,442	77,998
PepsiCo, Inc.	369	68,346
PayPal Holdings, Inc.*	1,016	67,798
Dexcom, Inc.*	384	49,348
Verisk Analytics, Inc. — Class A	207	46,788
US Foods Holding Corp.*	1,027	45,188
Merck & Company, Inc.	364	42,002
Bunge Ltd.	428	40,382
UnitedHealth Group, Inc.	77	37,009
Sysco Corp.	196	14,543
Johnson & Johnson	55	9,104
Total Consumer, Non-cyclical		2,366,621
Financial - 12.8%
Visa, Inc. — Class A	944	224,181
Mastercard, Inc. — Class A	535	210,416
Prologis, Inc. REIT	1,122	137,591
Chubb Ltd.	622	119,772
Travelers Companies, Inc.	617	107,148
American International Group, Inc.	1,858	106,909
American Tower Corp. — Class A REIT	542	105,115
Cboe Global Markets, Inc.	721	99,505
Globe Life, Inc.	906	99,316
Truist Financial Corp.	2,808	85,223
W R Berkley Corp.	1,218	72,544
Berkshire Hathaway, Inc. — Class B*	181	61,721
Voya Financial, Inc.	404	28,971
Mid-America Apartment Communities, Inc. REIT	103	15,642
JPMorgan Chase & Co.	77	11,199
Total Financial		1,485,253
Communications - 12.1%
Alphabet, Inc. — Class C*	4,036	488,235
Meta Platforms, Inc. — Class A*	1,010	289,850
Amazon.com, Inc.*	1,656	215,876
Palo Alto Networks, Inc.*	572	146,151
Walt Disney Co.*	1,599	142,759
T-Mobile US, Inc.*	862	119,732
Total Communications		1,402,603
Consumer, Cyclical - 11.0%
Tesla, Inc.*	1,206	315,695
Walmart, Inc.	1,097	172,426
Starbucks Corp.	1,447	143,340
TJX Companies, Inc.	1,670	141,599
Southwest Airlines Co.	2,892	104,719
Lululemon Athletica, Inc.*	275	104,088
Target Corp.	774	102,091
NIKE, Inc. — Class B	781	86,199
Hilton Worldwide Holdings, Inc.	347	50,506
MGM Resorts International	733	32,193
United Airlines Holdings, Inc.*	498	27,325
Total Consumer, Cyclical		1,280,181
Industrial - 7.7%
Deere & Co.	366	148,300
Caterpillar, Inc.	589	144,923
Johnson Controls International plc	1,923	131,033
Northrop Grumman Corp.	240	109,392
Keysight Technologies, Inc.*	623	104,321
Illinois Tool Works, Inc.	313	78,300
AMETEK, Inc.	434	70,256
Fortune Brands Innovations, Inc.	643	46,264
Agilent Technologies, Inc.	274	32,949
Builders FirstSource, Inc.*	156	21,216
Regal Rexnord Corp.	80	12,312
Total Industrial		899,266
Utilities - 3.5%
NextEra Energy, Inc.	1,784	132,373
Constellation Energy Corp.	895	81,937
Evergy, Inc.	1,400	81,788
Vistra Corp.	2,637	69,221
Exelon Corp.	895	36,463
Total Utilities		401,782
Energy - 3.0%
Marathon Petroleum Corp.	1,092	127,327
Pioneer Natural Resources Co.	456	94,474
ConocoPhillips	631	65,378
Targa Resources Corp.	714	54,335
Exxon Mobil Corp.	103	11,047
Total Energy		352,561
Basic Materials - 1.6%
FMC Corp.	852	88,898
Mosaic Co.	2,128	74,480
Cleveland-Cliffs, Inc.*	1,240	20,782
Total Basic Materials		184,160
Total Common Stocks
(Cost $10,413,357)		11,431,365

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
EXCHANGE-TRADED FUNDS† - 1.0%
Vanguard S&P 500 ETF	135	$54,983
SPDR S&P 500 ETF Trust	124	54,966
Total Exchange-Traded Funds
(Cost $107,573)		109,949
Total Investments - 99.4%
(Cost $10,520,930)		$11,541,314
Other Assets & Liabilities, net - 0.6%		71,983
Total Net Assets - 100.0%		$11,613,297

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,431,365	$—	$—	$11,431,365
Exchange-Traded Funds	109,949	—	—	109,949
Total Assets	$11,541,314	$—	$—	$11,541,314

RBP® Large-Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 98.4%
Consumer, Non-cyclical - 21.5%
Merck & Company, Inc.	884	$102,005
Procter & Gamble Co.	575	87,250
Abbott Laboratories	751	81,874
Bristol-Myers Squibb Co.	974	62,287
Boston Scientific Corp.*	1,074	58,093
Becton Dickinson and Co.	217	57,290
Automatic Data Processing, Inc.	231	50,771
AmerisourceBergen Corp. — Class A	257	49,455
Constellation Brands, Inc. — Class A	198	48,734
Johnson & Johnson	288	47,670
Kroger Co.	980	46,060
Sysco Corp.	591	43,852
Bunge Ltd.	456	43,024
PepsiCo, Inc.	205	37,970
Coca-Cola Co.	536	32,278
Stryker Corp.	100	30,509
AbbVie, Inc.	76	10,239
Pfizer, Inc.	145	5,319
Keurig Dr Pepper, Inc.	92	2,877
Total Consumer, Non-cyclical		897,557
Financial - 20.6%
Berkshire Hathaway, Inc. — Class B*	250	85,250
Prologis, Inc. REIT	519	63,645
Marsh & McLennan Companies, Inc.	325	61,126
Chubb Ltd.	287	55,265
Progressive Corp.	391	51,757
Ameriprise Financial, Inc.	148	49,160
Travelers Companies, Inc.	274	47,583
American International Group, Inc.	820	47,183
JPMorgan Chase & Co.	322	46,832
UDR, Inc. REIT	1,000	42,960
Mid-America Apartment Communities, Inc. REIT	281	42,673
Cboe Global Markets, Inc.	309	42,645
Everest Re Group Ltd.	119	40,681
American Express Co.	222	38,672
Truist Financial Corp.	1,266	38,423
Globe Life, Inc.	262	28,720
Hartford Financial Services Group, Inc.	331	23,838
CME Group, Inc. — Class A	109	20,197
Equity LifeStyle Properties, Inc. REIT	234	15,652
Bank of America Corp.	414	11,878
Intercontinental Exchange, Inc.	59	6,672
American Financial Group, Inc.	12	1,425
First Republic Bank	150	82
Total Financial		862,319
Industrial - 14.6%
Caterpillar, Inc.	276	67,910
Parker-Hannifin Corp.	138	53,825
TE Connectivity Ltd.	376	52,700
Keysight Technologies, Inc.*	283	47,388
AMETEK, Inc.	286	46,298
Northrop Grumman Corp.	100	45,580
Jacobs Solutions, Inc.	368	43,751
Regal Rexnord Corp.	283	43,554
CSX Corp.	1,180	40,238
Fortune Brands Innovations, Inc.	545	39,213
Allegion plc	315	37,806
Illinois Tool Works, Inc.	136	34,022
Amphenol Corp. — Class A	348	29,563
Republic Services, Inc. — Class A	146	22,363
Masco Corp.	88	5,049
Agilent Technologies, Inc.	15	1,804
Total Industrial		611,064
Consumer, Cyclical - 14.3%
Home Depot, Inc.	343	106,549
Walmart, Inc.	550	86,449
Starbucks Corp.	643	63,696
Delta Air Lines, Inc.	1,147	54,528
Target Corp.	409	53,947
General Motors Co.	1,387	53,483
Southwest Airlines Co.	1,217	44,068
TJX Companies, Inc.	510	43,243
Alaska Air Group, Inc.*	578	30,738
Marriott International, Inc. — Class A	164	30,125
MGM Resorts International	473	20,774
Dollar Tree, Inc.*	43	6,170
McDonald's Corp.	12	3,581
Total Consumer, Cyclical		597,351
Technology - 8.5%
Oracle Corp.	681	81,100
Applied Materials, Inc.	467	67,500
Analog Devices, Inc.	322	62,729
Microchip Technology, Inc.	610	54,650
QUALCOMM, Inc.	320	38,093
Electronic Arts, Inc.	184	23,865
Fidelity National Information Services, Inc.	317	17,340
Marvell Technology, Inc.	170	10,162
Broadridge Financial Solutions, Inc.	5	828
Total Technology		356,267
Energy - 6.3%
Chevron Corp.	611	96,141
Marathon Petroleum Corp.	440	51,304
Pioneer Natural Resources Co.	242	50,138
Exxon Mobil Corp.	465	49,871
Occidental Petroleum Corp.	194	11,407
Ovintiv, Inc.	56	2,132
Total Energy		260,993
Utilities - 5.8%
Exelon Corp.	1,198	48,807
NextEra Energy, Inc.	635	47,117
American Electric Power Company, Inc.	532	44,794
FirstEnergy Corp.	1,144	44,479
Evergy, Inc.	714	41,712
CenterPoint Energy, Inc.	482	14,050
Total Utilities		240,959

RBP® Large-Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Communications - 4.6%
Walt Disney Co.*	811	$72,406
AT&T, Inc.	3,659	58,361
Comcast Corp. — Class A	1,309	54,389
Omnicom Group, Inc.	49	4,662
Cisco Systems, Inc.	50	2,587
Total Communications		192,405
Basic Materials - 2.2%
FMC Corp.	354	36,937
Mosaic Co.	880	30,800
Ecolab, Inc.	93	17,362
CF Industries Holdings, Inc.	98	6,803
Total Basic Materials		91,902
Total Common Stocks
(Cost $3,905,799)		4,110,817

EXCHANGE-TRADED FUNDS† - 0.6%
iShares S&P 500 Value ETF	157	25,307
Total Exchange-Traded Funds
(Cost $25,029)		25,307
Total Investments - 99.0%
(Cost $3,930,828)		$4,136,124
Other Assets & Liabilities, net - 1.0%		43,865
Total Net Assets - 100.0%		$4,179,989

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,110,817	$—	$—	$4,110,817
Exchange-Traded Funds	25,307	—	—	25,307
Total Assets	$4,136,124	$—	$—	$4,136,124

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At June 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$209,674,488	$3,342,386	$(1,743,826)	$1,598,560
RBP® Dividend Fund	17,090,459	1,622,388	(828,857)	793,531
RBP® Large-Cap Defensive Fund	7,136,849	841,919	(260,035)	581,884
RBP® Large-Cap Market Fund	10,532,312	1,376,585	(367,583)	1,009,002
RBP® Large-Cap Value Fund	3,934,957	385,265	(184,098)	201,167

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.